UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                    8/03/2006
---------------------                   ----------                    ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          131
                                         -----------
Form 13F Information Table Value Total:     $152,283
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ -----
ACCENTURE LTD CLASS A          COM              G1150G111        9     350 SH       OTHER   350         0      0     0
INGERSOLL RAND CL A BERMUDA    COM              G4776G101     2558   59810 SH       OTHER   59810       0      0     0
AFLAC INCORPORATED             COM              001055102       11     255 SH       OTHER   255         0      0     0
ABBOTT LABS                    COM              002824100      447   10250 SH       OTHER   10250       0      0     0
ADOBE SYS INC                  COM              00724F101    61994 2041995 SH       OTHER   2041995     0      0     0
ALBERTO CULVER CLASS B         COM              013068101        8     170 SH       OTHER   170         0      0     0
ALLSTATE CORP                  COM              020002101        8     155 SH       OTHER   155         0      0     0
ALLTEL CORP                    COM              020039103     2074   32500 SH       OTHER   32500       0      0     0
AMERICAN CAPITAL STRATEGIES    COM              024937104        2      60 SH       OTHER   60          0      0     0
AMERICAN EXPRESS CO            COM              025816109     2360   44360 SH       OTHER   43560       0      0   800
AMERICAN INTL GROUP INC        COM              026874107        8     145 SH       OTHER   145         0      0     0
AMERICAN SUPERCONDUCTOR        COM              030111108        5     675 SH       OTHER   0           0      0   675
AMERIPRISE FINANCIAL           COM              03076C106      254    5690 SH       OTHER   5530        0      0   160
AMGEN INC                      COM              031162100     2404   36870 SH       OTHER   36870       0      0     0
APACHE CORP                    COM              037411105       11     170 SH       OTHER   170         0      0     0
ARCHER DANIELS MIDLAND CO      COM              039483102       20     500 SH       OTHER   500         0      0     0
BJ SERVICES COMPANY            COM              055482103       15     415 SH       OTHER   415         0      0     0
BP AMOCO P L C                 SPONSORED ADR    055622104     1410   20266 SH       OTHER   20266       0      0     0
BANK OF AMERICA CORP           COM              060505104     1661   34556 SH       OTHER   34556       0      0     0
BARD C R INC NJ                COM              067383109       10     145 SH       OTHER   145         0      0     0
BECKMAN COULTER INC            COM              075811109        6     115 SH       OTHER   115         0      0     0
BIOTECH HOLDERS TRUST          COM              09067D201       17     100 SH       OTHER   100         0      0     0
BOSTON SCIENTIFIC CORP         COM              101137107       16    1000 SH       OTHER   1000        0      0     0
BUCKEYE PARTNERS               COM              118230101       10     249 SH       OTHER   249         0      0     0
CHEVRON CORP                   COM              166764100      610    9831 SH       OTHER   9831        0      0     0
CHICAGO BRIDGE & IRON N.V.     COM              167250109     2669  110600 SH       OTHER   110600      0      0     0
CIENA CORP                     COM              171779101     5144 1069558 SH       OTHER   1059558     0      0 10000
CISCO SYS INC                  COM              17275R102       23    1200 SH       OTHER   1200        0      0     0
CITIGROUP INC                  COM              172967101     2156   44697 SH       OTHER   43747       0      0   950
CLOROX CO DEL                  COM              189054109        9     150 SH       OTHER   150         0      0     0
COACH INC                      COM              189754104       12     410 SH       OTHER   410         0      0     0
COCA COLA CO                   COM              191216100       26     609 SH       OTHER   609         0      0     0
COMPUTER SCIENCE CORPORATIO    N                205363104     2207   45450 SH       OTHER   45450       0      0     0
CONOCOPHILLIPS                 COM              20825C104     2759   42120 SH       OTHER   42120       0      0     0
D R HORTON INC                 COM              23331A109     1324   55641 SH       OTHER   55641       0      0     0
DARDEN RESTAURANTS INC         COM              237194105      112    2850 SH       OTHER   2850        0      0     0
DEBT STRATEGIES FUND INC NE    W                24276Q109      645   94000 SH       OTHER   94000       0      0     0
DELL INC COM                   COM              24702R101      796   32560 SH       OTHER   32560       0      0     0
DENTAL SUPPLY INTERNATAIONA    L                249030107        8     140 SH       OTHER   140         0      0     0
DOMINION RES INC VA NEW        COM              25746U109        8     120 SH       OTHER   120         0      0     0
DREYFUS STRATEGIC MUNS INC     COM              261932107      146   17000          OTHER   17000       0      0     0
E M C CORP MASS                COM              268648102       38    3545 SH       OTHER   3545        0      0     0
E*TRADE FINANCIAL CORP         COM              269246104       16     740 SH       OTHER   740         0      0     0
EATON CORP                     COM              278058102       12     165 SH       OTHER   165         0      0     0
EATON VANCE LTD DURATION FD    COM              27828H105     2908  168000 SH       OTHER   168000      0      0     0
EBAY INC                       COM              278642103     2542   86800 SH       OTHER   86800       0      0     0
ELECTRONIC ARTS INC            COM              285512109        7     175 SH       OTHER   175         0      0     0
EXELON CORP                    COM              30161N101     1586   27915 SH       OTHER   27915       0      0     0
EXXON MOBIL CORP               COM              30231G102     5637   91891 SH       OTHER   90655       0      0  1236
FIRST DATA CORP                COM              319963104       58    1309 SH       OTHER   1309        0      0     0
FISERV INC WISCONSIN           COM              337738108     2169   47830 SH       OTHER   47830       0      0     0
FOCUS ENHANCEMENTS INC         COM              344159108       18   18895 SH       OTHER   18895       0      0     0
FORTUNE BRANDS INC             COM              349631101        7     105 SH       OTHER   105         0      0     0
GENERAL ELEC CO                COM              369604103     4066  123424 SH       OTHER   121984      0      0  1440
GENERAL MLS INC                COM              370334104      241    4668 SH       OTHER   4668        0      0     0
GILEAD SCIENCES INC            COM              375558103       16     280 SH       OTHER   280         0      0     0
THE HERSHEY COMPANY            COM              427866108        9     175 SH       OTHER   175         0      0     0
HEWLETT PACKARD CO             COM              428236103       31    1000 SH       OTHER   1000        0      0     0
HOME DEPOT INC                 COM              437076102     1354   37833 SH       OTHER   36533       0      0  1300
HONDA MOTOR CO LTD - ADR       COM              438128308       31    1000 SH       OTHER   1000        0      0     0
IMMUNOGEN INC                  COM              45253H101     1187  379471 SH       OTHER   379471      0      0     0
INTEL CORP                     COM              458140100     1497   78798 SH       OTHER   78798       0      0     0
INTERNATIONAL BUSINESS MACH    SCOM             459200101     2121   27620 SH       OTHER   27210       0      0   410
JPMORGAN CHASE & CO            COM              46625H100     1077   25654 SH       OTHER   25654       0      0     0
JOHNSON & JOHNSON              COM              478160104     2001   33406 SH       OTHER   32706       0      0   700
JOHNSON CONTROLS INC           COM              478366107     1287   15655 SH       OTHER   15655       0      0     0
KINDER MORGAN INC              COM              49455P101       17     175 SH       OTHER   175         0      0     0
KINDER MORGAN MGMT             COM              49455U100      168    3928 SH       OTHER   3928        0      0     0
KINDERMORGAN ENERGY LP         COM              494550106      170    3700 SH       OTHER   3700        0      0     0
L3 COMMUNICATIONS HLDG         COM              502424104       14     195 SH       OTHER   195         0      0     0
LEGG MASON INC                 COM              524901105       13     140 SH       OTHER   140         0      0     0
LEHMAN BROS HLDGS INC          COM              524908100      130    2000 SH       OTHER   2000        0      0     0
LONE STAR TECHNOLOGIES         COM              542312103        9     175 SH       OTHER   175         0      0     0
LOWES COMPANIES                COM              548661107      103    1700 SH       OTHER   1700        0      0     0
MEMC ELECTRONIC MATERIAL       COM              552715104        3     100 SH       OTHER   100         0      0     0
MARSH & MCLENNAN COS INC       COM              571748102      397   14806 SH       OTHER   13806       0      0  1000
MCCORMICK & CO                 COM              579780206        7     235 SH       OTHER   235         0      0     0
MCGRAW HILL COMPANIES INC      COM              580645109       12     250 SH       OTHER   250         0      0     0
MEDCO HEALTH SOLUTIONS         COM              58405U102      139    2439 SH       OTHER   2439        0      0     0
MEDTRONIC INC                  COM              585055106     1485   31676 SH       OTHER   31676       0      0     0
MERCK & CO INC                 COM              589331107     1045   28701 SH       OTHER   28701       0      0     0
MICROSOFT CORP                 COM              594918104      969   41632 SH       OTHER   40032       0      0  1600
MOTOROLA INC                   COM              620076109        9     450 SH       OTHER   450         0      0     0
MUNIVEST FD INC                COM              626295109      181   20200          OTHER   20200       0      0     0
MYLAN LABORATORIES INC         COM              628530107     2572  128620 SH       OTHER   128620      0      0     0
N S GROUP INC                  COM              628916108     1467   26650 SH       OTHER   26650       0      0     0
NIKE INC CL B                  COM              654106103        8     100 SH       OTHER   100         0      0     0
NOKIA CORP ADR-S SHS SPONSO    RED              654902204       24    1200 SH       OTHER   1200        0      0     0
NORDSTROM INC                  COM              655664100       14     405 SH       OTHER   405         0      0     0
OCCIDENTAL PETROLEUM CORP      COM              674599105       14     145 SH       OTHER   145         0      0     0
ORACLE CORP                    COM              68389X105       11     790 SH       OTHER   790         0      0     0
PPG INDS INC                   COM              693506107      132    2000 SH       OTHER   2000        0      0     0
PEPSICO INC                    COM              713448108      215    3585 SH       OTHER   3585        0      0     0
PFIZER INC                     COM              717081103      833   35519 SH       OTHER   34349       0      0  1170
PROCTER & GAMBLE CO            COM              742718109      121    2180 SH       OTHER   2180        0      0     0
QUESTAR CORP                   COM              748356102        8     110 SH       OTHER   110         0      0     0
REUTERS GROUP PLC              SPONSORED ADR    76132M102       44    1039 SH       OTHER   1039        0      0     0
ROCKWELL INTL CORP NEW         COM              773903109       12     180 SH       OTHER   180         0      0     0
ROCKWELL COLLINS INC           COM              774341101       11     205 SH       OTHER   205         0      0     0
SLM CORP                       COM              78442P106       14     265 SH       OTHER   265         0      0     0
SPX CORPORATION                COM              784635104     2761   49362 SH       OTHER   49362       0      0     0
ST PAUL TRAVELERS              COM              792860108        7     175 SH       OTHER   175         0      0     0
SCHLUMBERGER LTD               COM              806857108      196    3024 SH       OTHER   3024        0      0     0
SHERWIN WILLIAMS CO            COM              824348106        8     185 SH       OTHER   185         0      0     0
SIMON PROPERTY GROUP INC       COM              828806109       33     400 SH       OTHER   400         0      0     0
SNAP-ON INC                    COM              833034101        4     100 SH       OTHER   100         0      0     0
SOUTHERN CO                    COM              842587107       38    1200 SH       OTHER   1200        0      0     0
STAPLES INC                    COM              855030102      259   10671 SH       OTHER   10671       0      0     0
STARBUCKS CORP                 COM              855244109       37    1000 SH       OTHER   1000        0      0     0
STATE ST CORP                  COM              857477103       58    1000 SH       OTHER   1000        0      0     0
STRYKER CORP                   COM              863667101       84    2000 SH       OTHER   2000        0      0     0
SYSCO CORP                     COM              871829107      708   23200 SH       OTHER   23200       0      0     0
TARGET CORP                    COM              87612E106        1      30 SH       OTHER   30          0      0     0
TEVA PHARMACEUTICAL IND        COM              881624209       11     355 SH       OTHER   355         0      0     0
TEXAS INSTRS INC               COM              882508104        9     305 SH       OTHER   305         0      0     0
3M CO                          COM              88579Y101      385    4771 SH       OTHER   4771        0      0     0
TIME WARNER INC NEW            COM              887317105        8     500 SH       OTHER   500         0      0     0
TOYOTA MOTOR CORP              COM              892331307       41     400 SH       OTHER   400         0      0     0
TYCO INTL LTD NEW              COM              902124106      536   19500 SH       OTHER   19500       0      0     0
US BANCORP DEL                 COM              902973304        8     290 SH       OTHER   290         0      0     0
UNITED TECHNOLOGIES CORP       COM              913017109     1156   18235 SH       OTHER   18235       0      0     0
UNITEDHEALTH GROUP INC COM     COM              91324P102     2237   49985 SH       OTHER   49985       0      0     0
VAN KAMPEN SR INCOME TRUST     COM              920961109     4968  596500 SH       OTHER   596500      0      0     0
VARIAN MEDICAL SYSTEMS         COM              92220P105       47    1000 SH       OTHER   1000        0      0     0
VERIZON COMMUNICATIONS         COM              92343V104        1      30 SH       OTHER   30          0      0     0
WACHOVIA CORP                  COM              929903102       78    1450 SH       OTHER   1450        0      0     0
WAL MART STORES INC            COM              931142103      729   15150 SH       OTHER   15150       0      0     0
WALGREEN CO                    COM              931422109     1356   30250 SH       OTHER   30250       0      0     0
WELLS FARGO & CO NEW COM       COM              949746101      101    1510 SH       OTHER   1510        0      0     0
WEYERHAEUSER CO                COM              962166104     1954   31400 SH       OTHER   30800       0      0   600
WYETH                          COM              983024100      205    4633 SH       OTHER   4633        0      0     0